Cost of goods sold and services provided (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cost of Goods Sold and Services Provided [Abstract]
Inventories at the beginning of the period	[1]	$ (9,998)	$ (23,469)	$ 29,877
Adjustments previous periods			(8,325)
Purchases and expenses		57,605	56,127	157,138
Capitalized finance costs		12	17	24
Currency translation adjustment		8,262	(1,411)	11,214
Transfers		201	149	(700)
Deconsolidation		(155)		(13,955)
Incorporated by business combination		264		855
Inventories at the end of the period	[1]	(11,855)	(9,998)	(23,469)
Total costs		$ 64,332	$ 60,028	$ 160,984

[1]	Includes Ps. 2,128 as cost of goods sold from Gav-Yam which was reclassified as discontinued operations in this fiscal year.